CONSOLIDATED BALANCE SHEETS (10K) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 6,662	$ 7,674
Accounts receivable, net	17,389	20,324
Inventories	13,029	15,589
Investments in content, net	67,525	81,641
Prepaid expenses and other assets	2,633	2,527
Property, equipment and improvements, net	2,372	1,759
Equity investment in affiliates	22,281	25,233
Other intangible assets	15,272	19,651
Goodwill	44,891	45,872
Total assets	192,054	220,270
LIABILITIES AND EQUITY
Accounts payable and accrued liabilities	24,582	32,331
Accrued royalties and distribution fees	42,493	42,115
Deferred revenue	5,006	4,402
Debt, net of discount	80,913	76,264
Production loan	0	1,294
Deferred tax liability	2,002	1,814
Stock warrant liability	601	4,123
Total liabilities	155,597	162,343
Equity:
Common stock, $0.001 par value, 250 million shares authorized, 13,724,756 shares issued and 13,335,258 shares outstanding at December 31, 2014 and 13,700,862 shares issued and outstanding at December 31, 2013	14	13
Additional paid-in capital	87,706	86,938
Accumulated deficit	(50,534)	(29,334)
Accumulated other comprehensive income (loss)	(729)	310
Treasury shares, at cost, 389,498 shares at December 31, 2014 and zero at December 31, 2013	0	0
Total equity	36,457	57,927
Total liabilities and equity	$ 192,054	$ 220,270